Securitizations and Variable Interest Entities	6 Months Ended
Sep. 30, 2020
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities
6. Securitizations and Variable Interest Entities:
Securitizations
Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within
Trading assets
in Nomura’s consolidated balance sheets, with the change in fair value reported within
Revenue—Net
gain on trading
. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.
As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six and three months ended September 30, 2019, Nomura received cash proceeds from SPEs in new securitizations of ¥118 billion and ¥41 billion, respectively, and the associated gain on sale was not significant. For the six and three months ended September 30, 2020, Nomura received cash proceeds from SPEs in new securitizations of ¥184 billion and ¥61 billion, respectively, and the associated gain on sale was ¥11 billion and ¥8 billion, respectively. For the six and three months ended September 30, 2019, Nomura received debt securities issued by these SPEs with an initial fair value of ¥918 billion and ¥328 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥637 billion and ¥272 billion, respectively. For the six and three months ended September 30, 2020, Nomura received debt securities issued by these SPEs with an initial fair value of ¥1,270 billion and ¥744 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥1,208 billion and ¥723 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥4,177 billion and ¥4,528 billion as of March 31, 2020 and September 30, 2020, respectively. Nomura’s retained interests were ¥163 billion and ¥116 billion, as of March 31, 2020 and September 30, 2020, respectively. For the six and three months ended September 30, 2019, Nomura received cash flows of ¥10 billion and ¥6 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six and three months ended September 30, 2020, Nomura received cash flows of ¥10 billion and ¥5 billion, respectively, from the SPEs on the retained interests held in the SPEs.
Nomura did not provide financial support to SPEs beyond its contractual obligations as of March 31, 2020 and September 30, 2020.
The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥158	¥—	¥158	¥158	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥158	¥5	¥163	¥158	¥5

	Billions of yen
	September 30, 2020
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥111	¥—	¥111	¥111	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	5	5	0	5

Total	¥—	¥111	¥5	¥116	¥111	¥5

As of September 30, 2020, predominantly all of the retained interests held by Nomura were valued using observable prices.
The following table presents the type and carrying value of financial assets included within
Trading assets
which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within
Long-term borrowings.
The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse
to Nomura.

	Billions of yen
	March 31, 2020	September 30, 2020
Assets
Trading assets
Loans	¥45	¥58

Liabilities
Long-term borrowings	¥45	¥58

Variable Interest Entities
In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.
If Nomura has an interest in a VIE that provides Nomura with control over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses that could be significant to the VIE, Nomura is the primary beneficiary of the VIE and must consolidate the entity, provided that Nomura does not meet separate tests confirming that it is acting as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.
The power to make the most significant decisions may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura considers collateral management and servicing to represent the power to make the most significant decisions. Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the right to replace the collateral manager or servicer or to require liquidation of the entity.
For many transactions, such as where VIEs are used for
re-securitizations
of residential mortgage-backed securities, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the VIE. In these cases, Nomura focuses its analysis on decisions made prior to the initial closing of the transaction, and considers factors such as the nature of the underlying assets held by the VIE, the involvement of third party investors in the design of the VIE, the size of initial third party investment and the amount and level of any subordination of beneficial interests issued by the VIE which will be held by Nomura and third party investors. Nomura has sponsored numerous re-securitization
transactions and in many cases has determined that it is not the primary beneficiary on the basis that control over the most significant decisions relating to these entities are shared with third party investors. In some cases, however, Nomura has consolidated such VIEs, for example, where it was determined that third party investors were not involved in the design of the VIEs, including where the size of third party investment was not significant at inception of the transaction.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements. Most of these assets and liabilities are related to consolidated SPEs which securitize corporate convertible securities, mortgages and mortgage-backed securities. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not typically have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31, 2020	September 30, 2020
Consolidated VIE assets
Cash and cash equivalents	¥10	¥8
Trading assets
Equities	645	602
Debt securities	454	468
CMBS and RMBS	43	20
Investment trust funds and other	0	9
Derivatives	19	16
Private equity and debt investments	11	20
Office buildings, land, equipment and facilities	15	36
Other	24	20

Total	¥1,221	¥1,199

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥19	¥17
Borrowings
Short-term borrowings	117	113
Long-term borrowings	830	811
Other	4	2

Total	¥970	¥943

Nomura continuously reassesses its initial evaluation of whether it is the primary beneficiary of a VIE based on current facts and circumstances as long as it has any continuing involvement with the VIE. This determination is based upon an analysis of the design of the VIE, including the VIE’s structure and activities, the power to make significant economic decisions held by Nomura and by other parties, and the variable interests owned by Nomura and other parties.
Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.
The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets and the amount of commitments and financial guarantees.

	Billions of yen
	March 31, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	73	—	73
CMBS and RMBS	3,631	—	3,631
Investment trust funds and other	170	—	170
Private equity and debt investments	11	—	11
Loans	835	—	835
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥4,766	¥—	¥4,850

	Billions of yen
	September 30, 2020
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥38	¥—	¥38
Debt securities	57	—	57
CMBS and RMBS	2,973	—	2,973
Investment trust funds and other	209	—	209
Private equity and debt investments	15	—	15
Loans	415	—	415
Other	12	—	12
Commitments to extend credit and other guarantees	—	—	86

Total	¥3,719	¥—	¥3,805